Accrued liabilities and provisions (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Damage Caused By Terrosist Attack [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	$ 500,000	$ 0
Damage of transandino pipeline [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	209,220	209,220
Breaking of the economic and financial balance [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	110,266	110,266
Breach Of Contract On Salary Readjustment And Claims [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	85,198	0
Legal proceedings contingent liability [member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	62,131	62,131
Salary readjustments [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	60,313	60,313
Contractual Imbalance Technical Maintenace Provider [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	51,429	0
Contractual Imbalance Exploration And Production Projects [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	35,741	0
Contractual imbalance road connection works [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	31,679	31,679
Breach Of Contract Construction And Assembly Of Tanks [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	31,213	0
seismic acquisition service [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	30,000	30,000
Damage Caused By TransAndino Pipeline [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	$ 358,201	$ 0